Note 51 - Consolidated Statement Of Cash Flows	12 Months Ended
Dec. 31, 2019
Consolidated statements of cash flows
Disclosure Of Cash Flow Statement Explanatory

51. Consolidated statements of cash flows

In the consolidated statements of cash flows, balance of “Cash equivalent in central banks” includes short-term deposits at central banks recorded under the heading "Financial assets at amortized cost" in the accompanying consolidated balance sheets and does not include demand deposits with credit institutions recorded in the heading "Cash, balances in cash at Central Bank and other demand deposits".

The variation between 2019 and 2018 of the financial liabilities from financing activities is the following:

Liabilities from financing activities (Millions of Euros)
	December 31, 2018	Cash flows	Non-cash changes				December 31, 2019
			Acquisition	Disposal	Foreign exchange movement	Fair value changes
Liabilities at amortized cost: Debt certificates	61,112	2,643	-	-	209	-	63,963
Of which: Issuances of subordinated liabilities (*)	17,635	(190)	-	-	229	-	17,675

(*) Additionally, there are €384 million of issuances of subordinated liabilities as of December 2019 (see Note 22 and Appendix VI). The €40 million subordinated issuances of BBVA Paraguay as of December 2019 are recorded in the heading "Liabilities included in disposal groups classified as held for sale".

Liabilities from financing activities (Millions of Euros)
	December 31, 2017	Cash flows	Non-cash changes				December 31, 2018
			Acquisition	Disposal	Foreign exchange movement	Fair value changes
Liabilities at amortized cost: Debt certificates	61,649	2,152	-	(1,828)	(862)	-	61,112
Of which: Issuances of subordinated liabilities (*)	17,443	857	-	(694)	29	-	17,635

(*) Additionally, there were €411 million of issuances of subordinated liabilities as of December 2019 (see Note 22 and Appendix VI). The €574 million subordinated issuances of BBVA Chile as of December 2019 were recorded in the heading "Liabilities included in disposal groups classified as held for sale".